CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 38,469	$ 37,744
Available-for-sale marketable securities	866	890
Trade receivables, net	30,048	28,367
Other accounts receivable and prepaid expenses	5,606	6,696
Total current assets	74,989	73,697
LONG-TERM RECEIVABLES:
Severance pay fund	407	351
Other long-term receivables	3,673	2,287
Total long-term receivables	4,080	2,638
PROPERTY AND EQUIPMENT, NET	1,927	1,898
INTANGIBLE ASSETS, NET	29,368	30,058
GOODWILL	50,792	44,663
Total assets	161,156	152,954
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	4,286	4,722
Accrued expenses and other accounts payable	18,100	17,188
Deferred tax liability	2,774	3,422
Deferred revenues	9,040	4,160
Total current liabilities	34,200	29,492
ACCRUED SEVERANCE PAY	1,251	1,245
LONG TERM LIABILITIES:	1,877	750
LIABILITIES DUE TO ACQUISITION ACTIVITIES	1,331	1,192
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTEREST	2,140	1,914
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2012 and June 30, 2013; Issued and Outstanding: 36,626,728 and 36,748,312 shares at December 31, 2012 and June 30, 2013, respectively	815	811
Additional paid-in capital	125,743	125,288
Accumulated other comprehensive loss	(1,848)	(586)
Accumulated deficit	(5,123)	(7,727)
Total Magic shareholders' equity	119,587	117,786
Non-controlling interests	770	575
Total shareholders' equity	120,357	118,361
Total liabilities, redeemable non-controlling interest and shareholders' equity	$ 161,156	$ 152,954